Fairlead Tactical Sector ETF
Schedule of Investments
October 31, 2024 (Unaudited)
EXCHANGE-TRADED FUNDS — 99.87% Shares Fair Value
Communication Services Select Sector SPDR® Fund 301,868 $ 27,783,930
Consumer Staples Select Sector SPDR® Fund 313,919 25,151,190
Financial Select Sector SPDR® Fund 573,941 26,676,778
Health Care Select Sector SPDR® Fund 170,258 25,005,792
Industrial Select Sector SPDR® Fund 204,161 27,322,867
Materials Select Sector SPDR® Fund 284,953 26,611,761
Technology Select Sector SPDR® Fund 122,144 27,145,283
Utilities Select Sector SPDR® Fund 341,575 27,295,258
Total Exchange-Traded Funds (Cost $184,418,792) 212,992,859
Total Investments — 99.87% (Cost $184,418,792) 212,992,859
Other Assets in Excess of Liabilities — 0.13% 278,944
NET ASSETS — 100.00% $ 213,271,803
ETF - Exchange-Traded Fund
SPDR - Standard & Poor’s Depositary Receipt